CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Investment Securities, Available-for-sale, Amortized Cost	$ 4,182,075	$ 3,512,652
Investment securities held-to-maturity, market value	$ 54,334	$ 68,989
Common Stock, No Par Value	$ 0.00	$ 0.00
Common Stock, Shares Authorized	160,000,000	160,000,000
Common Stock, Shares, Issued	104,281,794	104,281,794
Treasury Stock, Common, Shares	5,760,068	8,786,954
Other intangibles	$ 118,832	$ 79,291